EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 55,068	$ 57,385	$ 46,587
Net income	3,777	240	2,153
OCI	288	(331)	283
Total comprehensive income (loss)	4,065	(91)	2,436
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	32,410	34,786	29,988
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	7,457	7,524	4,457
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	15,201	15,075	12,142
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	9,670	9,697	8,297
Net income	286	748	181
OCI	1	16	(109)
Total comprehensive income (loss)	287	764	72
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	731	621	315
Net income	115	197	51
OCI	0	5	(6)
Total comprehensive income (loss)	115	202	45
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	6,249	5,614	4,900
Net income	100	95	(294)
OCI	6	2	(99)
Total comprehensive income (loss)	106	97	(393)
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,690	3,462	3,082
Net income	71	456	424
OCI	(5)	9	(4)
Total comprehensive income (loss)	$ 66	$ 465	$ 420